JOHN HANCOCK SENIOR LOAN TRUST

197 Clarendon Street

Boston, Massachusetts 02116

November 19, 2020

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	John Hancock GA Senior Loan Trust (the “Trust”)
Registration Statement on Form N-2 (811-23620)

Ladies and Gentlemen:

Transmitted electronically with this letter for filing pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), on behalf of John Hancock GA Senior Loan Trust (the “Trust”), is the Trust’s registration statement on Form N-2 (the “Registration Statement”), relating to the Trust’s establishment as a registered investment company. The Trust has filed electronically a Notification of Registration on Form N-8A in conjunction with this filing.

The Trust is a newly-organized closed-end management investment company and is organized as a Delaware Statutory Trust, which intends to make a private offer of securities upon effectiveness of the Registration Statement. The Registration Statement transmitted with this letter contains conformed signature pages, the manually executed originals of which are maintained at the offices of the Trust.

Question should be directed to the undersigned at 617-572-0138.

Sincerely,

/s/ Ariel Ayanna
Ariel Ayanna
Assistant Secretary